Fund Summary
Franklin Templeton Money Fund
Investment Goal
To provide investors with as high a level of current income as is consistent with the preservation of shareholders’ capital and liquidity. The Fund also tries to maintain a stable $1.00 share price.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Templeton Money Fund	Class A	Class C	Class R
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Templeton Money Fund		Class A	Class C	Class R
Management Fees (as a percentage of Assets)	[1]	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees		none	0.65%	0.50%
Other Expenses (as a percentage of Assets):		0.18%	0.18%	0.18%
Expenses (as a percentage of Assets)		0.71%	1.36%	1.21%
Fee Waiver or Reimbursement	[2]	(0.11%)	(0.11%)	(0.11%)
Net Expenses (as a percentage of Assets)	[1]	0.60%	1.25%	1.10%
[1]	The fees and expenses shown in the table and included in the example below reflect the fees and expenses of both the Fund and The Money Market Portfolio, in which the Fund invests substantially all of its assets in order to pursue its investment goal.
[2]	The investment manager of The Money Market Portfolio and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees) for each class of the Fund do not exceed 0.60% (other than certain non-routine expenses) until October 31, 2014. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Templeton Money Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	63	218	386	874
Class C	229	422	736	1,627
Class R	114	375	656	1,458

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Templeton Money Fund Class C	129	422	736	1,627

Principal Investment Strategies

Under normal market conditions, the Fund invests, through The Money Market Portfolio (Portfolio), mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers.

Unless the context otherwise requires, references to the Fund's investments below refer to those investments of the Portfolio to which the Fund is exposed and references to the investment manager refer to the Portfolio's investment manager.

The Fund's investments include:

Bank obligations and instruments secured by bank obligations, which include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers’ acceptances. From time to time, the Fund may concentrate its investments in bank obligations (such as certificates of deposit) issued by domestic banks.

Certificates of deposit, which are bank obligations that are issued against money deposited in a banking institution for a specified period of time at a specified interest rate.

Commercial paper, which is a short-term obligation of a bank, corporation or other borrower with a maturity of up to 270 days. Commercial paper may also be asset-backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the Fund may have a significant portion of its investments in asset-backed commercial paper.

Repurchase agreements, which are agreements to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

U.S. government securities, which include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government.

Portfolio maturity and quality The Fund only buys securities that the investment manager determines present minimal credit risks. The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and maintains a dollar-weighted average life for its portfolio of 120 days or less, and only buys securities that:

mature in 397 calendar days or less, if such security is rated in the highest rating category by the requisite rating agencies, as described in applicable regulation; or

mature in 45 calendar days or less, if such security is rated in the second highest rating category by the requisite rating agencies, as described in applicable regulation.

Principal Risks

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Unless the context otherwise requires, references to the Fund's investments below refer to those investments of the Portfolio to which the Fund is exposed and references to the investment manager refer to the Portfolio's investment manager.

Credit

An issuer of securities may be unable to make interest payments and repay principal. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the Fund’s share price. Although the Fund invests predominantly in high-quality debt securities, any of the Fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the Fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the Fund’s net asset value.

Interest Rate

When interest rates rise, security prices fall. The opposite is also true: security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

Liquidity

This is the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perception. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within a short period of time because of unusual market conditions, an unusually high volume of redemption requests or other reasons. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a $1.00 share price.

Income

Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

Banking Industry

Because the Fund will invest in the obligations of banks and other financial institutions, it may be vulnerable to setbacks in that industry. Banks and other financial institutions are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

U.S. Government Securities

Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. Government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the Fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to country or government specific issues, less favorable trading practices or regulation and greater price volatility.

Repurchase Agreements

A repurchase agreement exposes the Fund to the risk that the party that sells the securities may default on its obligation to repurchase them.

Risk Associated with the Fund Holding Cash

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

Master/Feeder Structure

The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio. The Portfolio has the same investment goal and policies as the Fund. The Fund buys shares of the Portfolio at net asset value. An investment in the Fund is an indirect investment in the Portfolio. It is possible that the Fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the Fund’s board of trustees, at any time, considers it to be in the Fund’s best interest.

Management

The Fund is subject to management risk because it is exposed to an actively managed investment portfolio. The Portfolio's investment manager applies investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these decisions will produce the desired results.

Possible Regulatory Changes

It is possible that the SEC or other agency will adopt regulations that change in very important respects the operation of money market funds, including the Fund. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund and the Fund's ability to maintain a stable net asset value per share. These changes may result in reduced yields from money market funds, including the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for shares of the Fund. The table shows the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

CLASS C ANNUAL TOTAL RETURNS

Best Quarter:	Q3'07	1.04%
Worst Quarter:	Q4'12	0.00%
As of September 30, 2013, the Fund's year-to-date return was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns Franklin Templeton Money Fund	Label	1 Year	5 Years	10 Years
Class A	Franklin Templeton Money Fund - Class A	none	0.48%	1.20%	[1]
Class C		none	0.29%	1.18%
Class R		none	0.31%	1.24%
[1]	Since inception December 15, 2006.

To obtain the Fund’s current yield information, please call (800) DIAL BEN/342-5236.

Historical performance for Class A shares prior to their inception is based on the performance of Class B shares. Class A performance has been adjusted to reflect differences in sales charges between classes.